Business Combinations - Summary of Identifiable Net Assets Acquired, Including Adjustments to Provisional Fair Values (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 10,287	$ 9,848	$ 9,373
Marketing-related
Disclosure of detailed information about business combination [line items]
Intangible assets	208	104	87
Customer-related
Disclosure of detailed information about business combination [line items]
Intangible assets	833	282	240
Contract-based
Disclosure of detailed information about business combination [line items]
Intangible assets	47	11	14
Barrette
Disclosure of detailed information about business combination [line items]
Gross contractual amounts due	169	0	0
Loss allowance	1	0	0
Fair value	168	0	0
Other acquisitions
Disclosure of detailed information about business combination [line items]
Gross contractual amounts due	60	192	47
Loss allowance	1	1	0
Fair value	59	191	47
Business combinations
Disclosure of detailed information about business combination [line items]
Gross contractual amounts due	229	192	47
Loss allowance	2	1	0
Fair value	227	191	47
Goodwill expected to be deducted for tax purposes	1,289	$ 284	$ 148
Barrette Outdoor Living | Marketing-related
Disclosure of detailed information about business combination [line items]
Intangible assets	174
Barrette Outdoor Living | Customer-related
Disclosure of detailed information about business combination [line items]
Intangible assets	594
Barrette Outdoor Living | Contract-based
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 41